Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events	Subsequent events Subsequent events were evaluated up to February 11, 2020, which is the date the Financial Statements included in this Integrated Report were approved. There are no events to report.